Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NETLease Corporate Real Estate ETF | NETLease Corporate Real Estate ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(1.12%)	3.36%	(16.43%)	26.91%	(0.38%)